UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS	1.5%
Invesco Preferred ETF		2,422,635	$34,692,133
iShares US Preferred Stock ETF		1,889,115	70,142,840

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$106,162,553)			104,834,973

PREFERRED SECURITIES—$25 PAR VALUE	21.1%
BANKS	8.0%
Bank of America Corp., 6.20%, Series CC(a)		908,519	23,530,643
Bank of America Corp., 6.00%, Series EE(a)		855,906	22,133,729
Bank of America Corp., 6.00%, Series GG(a)		1,716,971	44,641,246
Bank of America Corp., 5.875%, Series HH(a)		1,668,600	42,549,300
Bank of America Corp., 6.50%, Series Y(a)		1,414,788	36,855,227
Citigroup, Inc., 6.30%, Series S(a)		1,277,726	33,297,540
GMAC Capital Trust I, 8.099%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(b)		4,123,869	108,457,755
Goldman Sachs Group, Inc./The, 6.30%, Series N(a)		152,278	3,968,365
Huntington Bancshares, Inc., 6.25%, Series D(a)		1,092,280	28,115,287
JPMorgan Chase & Co., 6.15%, Series BB(a)		352,374	9,098,297
JPMorgan Chase & Co., 5.75%, Series DD(a)		359,075	9,088,188
JPMorgan Chase & Co., 6.125%, Series Y(a)		698,792	18,014,858
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(c)		755,522	20,172,437
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(c)		1,073,428	28,456,576
Sterling Bancorp, 6.50%, Series A(a)		286,122	7,532,162
US Bancorp, 5.50%, Series K(a)		1,113,850	27,991,050
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(c)		723,401	18,642,044
Wells Fargo & Co., 6.00%, Series V(a)		938,956	24,290,792
Wells Fargo & Co., 5.70%, Series W(a)		497,744	12,513,284
Wells Fargo & Co., 5.625%, Series Y(a)		1,399,463	34,986,575

			554,335,355

ELECTRIC	1.0%
INTEGRATED ELECTRIC	0.3%
DTE Energy Co., 5.375%, due 6/1/76, Series B		544,062	13,003,082
Integrys Holdings, Inc., 6.00% to 8/1/23, due 8/1/73(c)		348,222	9,079,888

			22,082,970

		Shares	Value
REGULATED ELECTRIC	0.7%
CMS Energy Corp., 5.875%, due 10/15/78		402,950	$10,058,639
Southern Co./The, 6.25%, due 10/15/75		1,429,933	36,978,068

			47,036,707

TOTAL ELECTRIC			69,119,677

FINANCIAL	2.7%
DIVERSIFIED FINANCIAL SERVICES	0.4%
KKR & Co., Inc., 6.75%, Series A(a)		1,229,291	32,330,353

INVESTMENT ADVISORY SERVICES	0.2%
Ares Management LP, 7.00%, Series A(a)		446,600	11,817,036

INVESTMENT BANKER/BROKER	2.1%
Carlyle Group LP/The, 5.875%, Series A(a)		698,000	15,802,720
Charles Schwab Corp./The, 5.95%, Series D(a)		634,985	16,179,418
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(c)		996,072	27,272,451
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(c)		1,961,130	52,401,394
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(c)		1,270,179	32,300,652

			143,956,635

TOTAL FINANCIAL			188,104,024

INDUSTRIALS—CHEMICALS	0.8%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(c)		862,510	23,270,520
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(c)		859,303	22,539,518
CHS, Inc., 7.50%, Series 4(a)		452,176	12,357,970

			58,168,008

INSURANCE	3.1%
LIFE/HEALTH INSURANCE	0.3%
MetLife, Inc., 5.625%, Series E(a)		905,168	22,810,234

LIFE/HEALTH INSURANCE—FOREIGN	0.1%
Aegon NV, 6.50% (Netherlands)(a)		286,161	7,357,199

MULTI-LINE	0.7%
Allstate Corp., 5.625%, Series G(a)		400,785	10,011,609
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		487,938	12,296,038
WR Berkley Corp., 5.625%, due 4/30/53		242,357	5,872,310
WR Berkley Corp., 5.75%, due 6/1/56		945,596	23,025,263

			51,205,220

MULTI-LINE—FOREIGN	0.7%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		1,036,594	26,961,810
PartnerRe Ltd., 5.875%, Series I (Bermuda)(a)		911,500	23,097,410

			50,059,220

		Shares	Value
PROPERTY CASUALTY—FOREIGN	0.6%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(c)		1,040,000	$27,456,000
Validus Holdings Ltd., 5.80%, Series B (Bermuda)(a)		426,951	11,143,421

			38,599,421

REINSURANCE	0.3%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(c)		703,307	17,913,229

REINSURANCE—FOREIGN	0.4%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)(a)		335,754	7,725,700
Arch Capital Group Ltd., 5.45%, Series F (Bermuda)(a)		819,955	19,326,339

			27,052,039

TOTAL INSURANCE			214,996,562

INTEGRATED TELECOMMUNICATIONS SERVICES	0.3%
AT&T, Inc., 5.625%, due 8/1/67		720,000	17,827,200

PIPELINES	0.9%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(c)		1,479,350	37,338,794
Energy Transfer Partners LP, 7.375% to 5/15/23, Series C(a),(c)		350,000	8,907,500
Energy Transfer Partners LP, 7.625% to 8/15/23, Series D(a),(c)		600,000	15,522,000

			61,768,294

REAL ESTATE	3.0%
DIVERSIFIED	0.5%
Colony Capital, Inc., 8.75%, Series E(a)		459,286	11,766,907
Colony Capital, Inc., 7.15%, Series I(a)		280,000	6,372,800
National Retail Properties, Inc., 5.70%, Series E(a)		284,600	6,819,016
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(a)		255,583	6,542,925

			31,501,648

HOTEL	0.2%
Hersha Hospitality Trust, 6.875%, Series C(a)		199,569	4,903,410
Sunstone Hotel Investors, Inc., 6.95%, Series E(a)		255,000	6,614,700

			11,518,110

INDUSTRIALS	0.0%
PS Business Parks, Inc., 5.75%, Series U(a)		125,557	3,101,258

		Shares	Value
NET LEASE	0.8%
Gramercy Property Trust, 7.125%, Series A(a)		252,096	$6,297,358
VEREIT, Inc., 6.70%, Series F(a)		2,034,278	50,551,808

			56,849,166

OFFICE	0.1%
Equity Commonwealth, 6.50%, Series D(a)		262,733	6,883,605

RESIDENTIAL	0.5%
APARTMENT	0.1%
Apartment Investment & Management Co., 6.875%(a)		240,000	6,204,000

SINGLE FAMILY	0.4%
American Homes 4 Rent, 6.50%, Series D(a)		625,583	15,639,575
American Homes 4 Rent, 6.35%, Series E(a)		650,000	15,905,500

			31,545,075

TOTAL RESIDENTIAL			37,749,075

SHOPPING CENTERS	0.5%
COMMUNITY CENTER	0.3%
Cedar Realty Trust, Inc., 7.25%, Series B(a)		65,181	1,609,319
DDR Corp., 6.375%, Series A(a)		322,264	7,869,687
DDR Corp., 6.50%, Series J(a)		236,707	5,778,018
Saul Centers, Inc., 6.875%, Series C(a)		244,655	6,128,607

			21,385,631

REGIONAL MALL	0.2%
Taubman Centers, Inc, 6.25%, Series K(a)		312,909	7,863,403
Taubman Centers, Inc., 6.50%, Series J(a)		170,050	4,269,956

			12,133,359

TOTAL SHOPPING CENTERS			33,518,990

SPECIALTY	0.4%
Digital Realty Trust, Inc., 6.625%, Series C(a)		430,000	11,283,200
Digital Realty Trust, Inc., 6.35%, Series I(a)		674,000	17,237,550

			28,520,750

TOTAL REAL ESTATE			209,642,602

TECHNOLOGY—SOFTWARE	0.3%
eBay, 6.00%, due 2/1/56		646,467	16,963,294

UTILITIES	1.0%
SCE Trust III, 5.75% to 3/15/24, Series H(a),(c)		486,833	12,273,060
SCE Trust IV, 5.375% to 9/15/25, Series J(a),(c)		1,436,385	35,004,703
SCE Trust V, 5.45% to 3/15/26, Series K(a),(c)		436,680	10,781,629

		Shares	Value
SCE Trust VI, 5.00%(a)		613,639	$13,254,602

			71,313,994

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,445,492,171)			1,462,239,010

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	75.5%
BANKS	15.9%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(c)		$33,016,000	34,666,800
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(c)		47,173,000	49,826,481
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(c)		78,597,000	84,983,006
Citigroup, Inc., 5.90% to 2/15/23(a),(c)		40,048,000	41,049,200
Citigroup, Inc., 5.95% to 1/30/23(a),(c)		15,363,000	15,723,570
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(c)		9,490,000	9,584,900
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(c)		71,557,000	74,642,896
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(c)		40,962,000	42,805,290
CoBank ACB, 6.25% to 10/1/22, Series F(a),(c)		346,400	36,198,800
CoBank ACB, 6.125%, Series G(a)		175,200	17,607,600
CoBank ACB, 6.20% to 1/1/25, Series H(a),(c)		103,600	11,033,400
CoBank ACB, 6.25% to 10/1/26, Series I(a),(c)		41,929,000	44,654,385
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000	3,695,900
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(c),(d)		251,700	27,057,750
Farm Credit Bank of Texas, 10.00%, Series I(a)		29,250	33,491,250
Goldman Sachs Group, Inc./The, 5.70% to 5/10/19, Series L(a),(c)		31,351,000	31,656,672
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(c)		13,925,000	13,966,775
JPMorgan Chase & Co., 5.809%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(b)		57,632,000	57,948,976
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(c)		7,000,000	7,288,750
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(c)		114,781,000	125,398,243
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(c)		11,665,000	12,162,279
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(c)		8,500,000	8,808,125
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(a),(c)		30,445,000	31,206,125
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(a),(c)		43,762,000	47,394,246
US Bancorp, 5.125% to 1/15/21, Series I(a),(c)		4,500,000	4,634,550

		Principal Amount	Value
Wells Fargo & Co., 6.104%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(b)		$105,846,000	$107,400,878
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(c)		19,000,000	19,308,750
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(c)		53,680,000	56,532,555
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		48,626,000	52,272,950

			1,103,001,102

BANKS—FOREIGN	26.3%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)(a),(c),(e),(f)		27,000,000	35,110,166
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)(a),(c),(e),(f)		13,800,000	17,304,136
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(c),(d)		36,000,000	36,065,196
Bankia SA, 6.375% to 9/19/23 (EUR) (Spain)(a),(c),(e),(f)		20,000,000	23,623,430
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(c),(f)		41,700,000	41,908,500
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(c),(e),(f)		37,950,000	39,326,750
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(a),(c),(f)		28,530,000	28,816,213
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(c),(d)		45,771,000	48,288,405
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(c),(d),(f)		32,000,000	33,678,400
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(c),(d),(f)		77,000,000	81,042,500
Cooperatieve Rabobank UA, 11.00% to 6/30/19, 144A (Netherlands)(a),(c),(d)		119,164,000	126,224,467
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(d),(f)		58,100,000	64,054,437
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(c),(e),(f)		43,770,000	44,918,962
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(c),(d),(f)		11,359,000	11,982,268
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(c),(d),(f)		50,500,000	52,078,125
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (EUR) (Germany)(a),(c),(e),(f)		9,000,000	10,163,735
DNB Bank ASA, 5.75% to 3/26/20 (Norway)(a),(c),(e),(f)		8,400,000	8,421,101
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(c),(e),(f)		52,140,000	53,515,349
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(d)		44,141,945	54,647,728
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(d)		40,361,000	59,759,304
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(a),(c),(f)		34,000,000	33,915,000
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(c),(f)		22,000,000	21,868,880

	Principal Amount	Value
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(c),(f)	$64,834,000	$64,428,787
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(c),(f)	71,758,000	74,448,925
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(c),(e),(f)	40,900,000	41,615,014
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(c),(d),(f)	4,600,000	4,444,796
Intesa Sanpaolo SpA, 7.00% to 1/19/21, Series EMTN (EUR) (Italy)(a),(c),(e),(f)	1,000,000	1,195,252
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)(a),(c),(d)	7,100,000	8,708,129
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(c),(f)	31,361,000	32,419,434
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(c),(d),(f)	7,013,000	6,416,895
Nationwide Building Society, 10.25% (GBP) (United Kingdom)(a),(e)	17,831,000	34,803,294
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(c)	36,065,000	45,306,656
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(c),(f)	23,200,000	24,635,616
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(c),(f)	111,710,000	119,948,612
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(a),(c),(e),(f)	22,700,000	22,895,765
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(c),(d),(f)	51,400,000	53,134,750
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(c),(d),(f)	34,400,000	35,724,400
Societe Generale SA, 8.25% to 11/29/18, Series EMTN (France)(a),(c),(e),(f)	7,000,000	7,056,168
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(a),(c),(d),(f)	21,000,000	20,981,982
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(c),(d),(f)	22,326,000	22,995,780
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(c),(d),(f)	26,666,000	27,332,650
Stichting AK Rabobank Certificaten, 6.50% (EUR) (Netherlands)(a),(e)	11,000,000	14,870,560
Swedbank AB, 6.00% to 3/17/22 (Sweden)(a),(c),(e),(f)	47,600,000	48,295,341
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(c),(e),(f)	16,850,000	17,054,424
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(a),(c),(e),(f)	26,500,000	27,341,773
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(c),(e),(f)	21,400,000	22,773,623
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(a),(c),(e),(f)	34,115,000	34,989,367

		Principal Amount	Value
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(a),(c),(e),(f)		$67,900,000	$71,358,283
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (EUR) (Italy)(a),(c),(e),(f)		5,000,000	5,818,842

			1,817,708,170

ELECTRIC	1.3%
INTEGRATED ELECTRIC	0.6%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(c)		38,550,000	39,272,812

INTEGRATED ELECTRIC—FOREIGN	0.3%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(c),(d)		20,550,000	20,627,063

REGULATED ELECTRIC	0.4%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(c)		26,916,000	27,302,531

TOTAL ELECTRIC			87,202,406

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
State Street Corp., 5.25% to 9/15/20, Series F(a),(c)		17,725,000	18,088,363

FOOD	0.4%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		12,500,000	12,687,500
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		15,285,000	15,934,612

			28,622,112

INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(c)		156,595,000	152,856,294

INSURANCE	21.1%
LIFE/HEALTH INSURANCE	7.9%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(d)		44,953,000	55,292,190
MetLife, Inc., 10.75%, due 8/1/39		5,850,000	8,994,375
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		70,807,000	95,589,450
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(c)		59,298,000	60,217,119
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(c)		15,190,000	15,569,750
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(c)		59,050,000	58,828,563
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(c)		98,838,000	103,162,162
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(c)		37,380,000	37,252,160
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(c)		16,326,000	17,285,153
Prudential PLC, 6.50% to 10/20/28, due 10/20/48, Series EMTN (United Kingdom)(c),(e)		22,600,000	22,713,000
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(c)		58,459,000	59,064,051
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(c)		16,650,000	16,941,375

			550,909,348

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	9.1%
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26, 144A (Japan)(a),(c),(d)		$42,600,000	$39,831,000
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(c),(d)		16,600,000	16,918,886
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(c),(d)		40,533,000	43,876,972
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(c),(e)		15,000,000	14,962,500
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(c),(e)		21,419,000	23,106,817
Hanwha Life Insurance Co., Ltd., 4.70%, due 4/23/48, 144A (South Korea)(d)		33,200,000	31,748,131
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(c),(e)		12,000,000	10,541,832
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(c),(e)		33,150,000	32,439,198
La Mondiale Vie, 7.625% to 4/23/19 (France)(a),(c),(e)		34,150,000	34,974,962
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48, 144A (Japan)(c),(d)		23,250,000	23,453,437
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(c),(d)		77,875,000	79,140,469
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(c),(d)		45,900,000	45,498,375
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(c),(d)		34,680,000	35,500,876
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(c),(d)		38,025,000	38,690,437
Phoenix Group Holdings, 5.75% to 4/26/28 (GBP) (United Kingdom)(a),(c),(e),(f)		28,800,000	33,174,145
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)(e)		31,098,000	28,709,642
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)(c),(d)		38,600,000	36,113,388
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(c),(d)		58,150,000	63,092,750

			631,773,817

		Principal Amount	Value
MULTI-LINE	0.4%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(c)		$10,726,000	$10,444,442
Hartford Financial Services Group, Inc./The, 4.439%, due 2/12/47, 144A, Series ICON (FRN)(b),(d)		15,800,000	14,891,500

			25,335,942

PROPERTY CASUALTY	0.7%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)		35,550,000	36,261,000
Liberty Mutual Group, Inc., 7.80%, due 3/7/37, 144A(d)		11,841,500	13,884,159

			50,145,159

PROPERTY CASUALTY—FOREIGN	2.6%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(c),(e)		44,658,000	46,890,900
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(c),(e)		46,645,000	46,613,188
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(c),(d)		46,840,000	48,537,950
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(c),(e)		34,493,000	35,020,881

			177,062,919

REINSURANCE—FOREIGN	0.4%
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (Ireland)(c),(e),(f)		25,000,000	25,552,900

TOTAL INSURANCE			1,460,780,085

INTEGRATED TELECOMMUNICATIONS SERVICES	1.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		47,426	51,220,080
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(c),(e)		36,600,000	36,501,766

			87,721,846

MATERIAL—METALS & MINING	1.5%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(c),(d)		9,400,000	9,827,700
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(c),(d)		86,509,000	95,051,764

			104,879,464

		Principal Amount	Value
PIPELINES	1.6%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		$23,255,000	$22,517,009
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(c)		16,502,000	16,213,215
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)		73,676,000	75,425,805

			114,156,029

REAL ESTATE—FINANCE	0.4%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(a),(c),(e)		32,750,000	31,014,250

UTILITIES	3.2%
ELECTRIC UTILITIES—FOREIGN	2.7%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)		83,419,000	89,258,330
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(c),(d)		89,926,000	99,817,860

			189,076,190

MULTI-UTILITIES	0.5%
NiSource, Inc., 5.65% to 6/15/23, 144A(a),(c),(d)		34,195,000	33,895,794

TOTAL UTILITIES			222,971,984

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$5,228,659,018)			5,229,002,105

		Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(g)		122,053,212	122,053,212

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$122,053,212)			122,053,212

		Shares	Value
PURCHASED OPTION CONTRACTS (Premiums paid—$3,443,784)	0.1%		$3,182,203
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,905,810,738)	100.0%		6,921,311,503
WRITTEN OPTION CONTRACTS	(0.0)		(798,435)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		2,918,751

NET ASSETS	100.0%		$6,923,431,819

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(h)	Premiums Paid	Value
Put — EUR-USD	Goldman Sachs International	$1.165	11/27/18	227,175,000	$263,761,641	$2,817,006	$2,532,774
Put — EUR-USD	BNP Paribas SA	$1.165	11/27/18	58,250,000	67,631,190	626,778	649,429
				285,425,000	$331,392,831	$3,443,784	$3,182,203

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(h)	Premiums Received	Value
Put — EUR-USD	Goldman Sachs International	$1.130	11/27/18	(220,350,000)	$(255,837,472)	$(1,225,169)	$(635,489)
Put — EUR-USD	BNP Paribas SA	$1.130	11/27/18	(56,500,000)	(65,599,352)	(211,788)	(162,946)
				(276,850,000)	$(321,436,824)	$(1,436,957)	$(798,435)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	100,477,358	USD	116,837,081	10/2/18	$177,797
Brown Brothers Harriman	GBP	54,367,134	USD	70,563,647	10/2/18	(298,493)
Brown Brothers Harriman	USD	70,972,488	GBP	54,367,134	10/2/18	(110,348)
Brown Brothers Harriman	USD	94,886,207	EUR	81,641,506	10/2/18	(96,298)
Brown Brothers Harriman	USD	21,891,875	EUR	18,835,852	10/2/18	(22,500)
Brown Brothers Harriman	EUR	79,033,476	USD	92,071,629	11/2/18	87,690
Brown Brothers Harriman	EUR	15,526,193	USD	18,164,885	11/2/18	94,563
Brown Brothers Harriman	GBP	53,414,268	USD	69,819,392	11/2/18	103,607

						$(63,982)

The total amount of all forward foreign currency exchange contracts as presented in the tables above is representative of the volume of activity for this derivative type during the nine months ended September 30, 2018.

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Variable rate. Rate shown is in effect at September 30, 2018.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,795,740,305 or 25.9% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,004,667,316 or 14.5% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $1,447,761,476 or 20.9% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Country Summary	% of Net Assets
United States	51.1
United Kingdom	11.9
Japan	7.4
France	6.1
Switzerland	4.1
Netherlands	3.7
Canada	3.5
Australia	3.0
Bermuda	1.7
Italy	1.6
Spain	1.1
Sweden	1.0
Germany	0.9
Norway	0.9
Cayman Islands	0.7
Hong Kong	0.5
South Korea	0.4
Ireland	0.4

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$104,834,973	$104,834,973	$—	$—
Preferred Securities—$25 Par Value:
Banks	554,335,355	537,715,005	16,620,350	—
Electric—Integrated Electric	22,082,970	13,003,082	9,079,888	—
Real Estate—Hotel	11,518,110	4,903,410	6,614,700	—
Other Industries	874,302,575	874,302,575	—	—
Preferred Securities-Capital Securities	5,229,002,105	—	5,229,002,105	—
Short-Term Investments	122,053,212	—	122,053,212	—
Purchased Option Contracts	3,182,203	—	3,182,203	—

Total Investments(a)	$6,921,311,503	$1,534,759,045	$5,386,552,458	$—

Forward Foreign Currency Exchange Contracts	$463,657	$—	$463,657	$—

Total Derivative Assets(a)	$463,657	$—	$463,657	$—

Forward Foreign Currency Exchange Contracts	$(527,639)	$—	$(527,639)	$—
Written Option Contracts	(798,435)	—	(798,435)	—

Total Derivative Liabilities(a)	$(1,326,074)	$—	$(1,326,074)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index, currency or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s written option contracts activity for the period ended September 30, 2018:

Written Option Contracts(a)
Average Notional Amount	$322,497,672
Ending Notional Amount	321,436,824

(a)

Average for the period May 24, 2018 through September 30, 2018, which represents the period the Fund had written option contracts outstanding. Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 21, 2018